Business transactions (Assets Acquired and Liabilities Assumed) (Details) - USD ($)	Oct. 16, 2025	Sep. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			$ 775,686,000	$ 740,491,000	$ 686,824,000
Inventories			12,379,000	10,567,000
Provision for other long-term liabilities			$ (24,630,000)	$ (31,952,000)	$ (34,083,000)
Argentina's Vaca Muerta Formation
Disclosure of detailed information about business combination [line items]
Cash	$ 115,518,000
Total consideration	115,518,000
Property, plant and equipment	115,811,000
Inventories	1,951,000
Provision for other long-term liabilities	(2,244,000)
Total identifiable net assets	$ 115,518,000
Total cash consideration		$ 115,000,000
Interim period adjustment		$ 518,000